Cover	Oct. 04, 2023
Document Information Line Items
Entity Registrant Name	HORIZON SPACE ACQUISITION I CORP.
Entity Central Index Key	0001946021
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Oct. 04, 2023
Entity Ex Transition Period	false
Entity File Number	001-41578
Entity Incorporation State Country Code	E9
Entity Address Address Line 1	1412 Broadway
Entity Address Address Line 2	21st Floor
Entity Address Address Line 3	Suite 21V
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10018
City Area Code	646
Local Phone Number	257-5537
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Units Consisting Of One Ordinary Share [Member]
Document Information Line Items
Security 12b Title	Ordinary Share, $0.0001
Trading Symbol	HSPOU
Security Exchange Name	NASDAQ
Ordinary Sharess [Member]
Document Information Line Items
Security 12b Title	Ordinary Shares, par value $0.0001 per share
Trading Symbol	HSPO
Security Exchange Name	NASDAQ
Redeemable Warrants [Member]
Document Information Line Items
Security 12b Title	Ordinary Share at an exercise price of $11.50
Trading Symbol	HSPOW
Security Exchange Name	NASDAQ
Rights Each Whole Right To Acquire [Member]
Document Information Line Items
Security 12b Title	one-tenth of one Ordinary Share
Trading Symbol	HSPOR
Security Exchange Name	NASDAQ